DEBENTURES (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures			$ 98,990
Debentures Series G [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 135,000	$ 125,000
Interest rate		2.79%	2.79%		2.79%	2.79%
Number of installment payments | item		7
Hedging transactions asset fair value		$ 16,000	$ 5,000
Debentures Series G [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 468,000	₪ 468,000